Nature of Business and Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) class	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) class	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Assets allocated to GP 3, GP 6 and GP 15			$ 0	$ 0
Classes of interests
Number of classes of limited partner interests | class	7		7
Income taxes
Income taxes	$ 0	$ 0	$ 0	0	$ 0
Debt
Debt carried by partners			0	0	$ 0	$ 0	$ 0
General Partner
Organization and offering costs
Unreimbursed organization and offering costs	$ 320,000		268,000	91,000
Swap Contracts | Deutsche Bank AG
Swap contracts
Notional value			56,138,617	60,638,617
Cash margin balance			$ 13,982,500	$ 12,996,500
Term of total return swap			5 years	3 years